EMPLOYEE BENEFIT PLANS - Estimate of Future Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits
Defined Contribution Plan Disclosure [Line Items]
2018	$ 243
2019	247
2020	240
2021	236
2022	232
Years 2023-2027	1,069
Net Postretirement Benefits Costs | Life Insurance
Defined Contribution Plan Disclosure [Line Items]
2018	27
2019	27
2020	26
2021	26
2022	25
Years 2023-2027	119
Net Postretirement Benefits Costs | Gross Estimate Payment
Defined Contribution Plan Disclosure [Line Items]
2018	18
2019	16
2020	15
2021	14
2022	13
Years 2023-2027	53
Net Postretirement Benefits Costs | Health Estimated Medicare PartD Subsidy
Defined Contribution Plan Disclosure [Line Items]
2018	4
2019	4
2020	4
2021	4
2022	4
Years 2023-2027	17
Net Postretirement Benefits Costs | Net Estimate Payment
Defined Contribution Plan Disclosure [Line Items]
2018	14
2019	12
2020	11
2021	10
2022	9
Years 2023-2027	$ 36